PREPAYMENTS AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2017
PREPAYMENTS AND OTHER RECEIVABLES [abstract]
Schedule of prepayments and other receivables amount due by customer type
	As at 31 December 2016	As at 31 December 2017
	RMB’000	RMB’000

Due from third parties	304,530	268,715
Due from related parties	25,961	45,536
	330,491	314,251

Schedule of prepayments and other receivables
	As at 31 December 2016	As at 31 December 2017
	RMB’000	RMB’000

Other receivables	314,616	288,432
Less: Provision for impairment loss	(13,336)	(13,325)
Other receivables, net (Note (a))	301,280	275,107
Prepayments (Note (b))	29,211	39,144
	330,491	314,251

Schedule of movements on provisions for impairment of other receivables
	2015	2016	2017
	RMB’000	RMB’000	RMB’000

At 1 January	62,060	13,377	13,336
Provision for impairment loss	62	-	-
Reversal of impairment loss provision	(7,699)	(1)	(3)
Written-off	(28,734)	(40)	(8)
Elimination arising from business combination	(12,312)	-	-
At 31 December	13,377	13,336	13,325

Schedule of prepayments and other receivables carrying amount by currency
	As at 31 December 2016	As at 31 December 2017
	RMB’000	RMB’000

RMB	330,425	314,184
HKD	66	67
	330,491	314,251